Defined Benefit Liabilities (Assets)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Defined Benefit Liabilities (Assets)
20. Defined Benefit Liabilities (Assets)

(1)	Details of defined benefit liabilities (assets) as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Present value of defined benefit obligations	￦	1,136,787	926,302
Fair value of plan assets		(965,654)	(816,699)

Defined benefit assets(*)		(1,125)	(31,926)

Defined benefit liabilities		172,258	141,529

(*)
Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

(2) Principal actuarial assumptions as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Discount rate for defined benefit obligations	1.77~3.04%	2.24~3.07%
Expected rate of salary increase	1.53~6.00%	3.42~5.61%
Discount rate for defined benefit obligation is determined based on market yields of high-quality corporate bonds with similar maturities for estimated payment term of defined benefit obligation. Expected rate of salary increase is determined based on the Group’s historical promotion index, inflation rate and salary increase ratio.

(3)	Changes in defined benefit obligations for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	For the year ended December 31
	2019		2018
Beginning balance	￦	926,302	679,625
Current service cost		171,197	143,725
Interest cost		23,685	23,131
Remeasurement
- Demographic assumption		19,344	(1,929)
- Financial assumption		56,265	30,519
- Adjustment based on experience		14,363	16,085
Benefit paid		(84,098)	(63,957)
Business combinations		3,653	104,251
Others(*)		6,076	(5,148)

Ending balance	￦	1,136,787	926,302

(*)	Others include changes of liabilities due to employee’s transfers among affiliates for the years ended December 31, 2019 and 2018.

(4)	Changes in plan assets for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	For the year ended December 31
	2019		2018
Beginning balance	￦	816,699	663,617
Interest income		19,717	19,134
Remeasurement		(5,366)	(7,659)
Contributions		204,186	166,624
Benefit paid		(73,396)	(43,549)
Business combinations		3,207	21,417
Others		607	(2,885)

Ending balance	￦	965,654	816,699

The Group expects to contribute ￦180,461 million to the defined benefit plans in 2020.

(5)
Total cost of benefit plan, which is recognized in profit and loss (included in labor in the statement of income) and capitalized into construction-in-progress,
for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	For the year ended December 31,
	2019		2018	2017
Current service cost	￦	171,197	143,725	125,526
Net interest cost		3,968	3,997	2,170

	￦	175,165	147,722	127,696

Costs related to the defined benefit except for the amounts transferred to construction in progress are included labor expenses and Research and development expenses.

(6)	Details of plan assets as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Equity instruments	￦	29,489	60,828
Debt instruments		207,504	144,272
Short-term financial instruments, etc.		728,661	611,599

	￦	965,654	816,699

(7)	As of December 31, 2019, effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range are as follows:

(In millions of won)
	0.5% Increase		0.5% Decrease
Discount rate	￦	(47,013)	54,248
Expected salary increase rate		53,864	(47,325)
The sensitivity analysis does not consider dispersion of all cash flows that are expected from the plan and provides approximate values of sensitivity for the assumptions used.
A weighted average duration of defined benefit obligations as of December 31, 2019 is 9.52 years.